INCOME TAXES - Deferred Tax Asset and Liability Rollforward (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	€ 73,683
Total deferred tax liabilities	(82,208)
Total net deferred tax assets		€ 21,602
Total net deferred tax assets	(8,525)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	62,474	(32,145)
Charged to equity	(11,290)	1,066
Translation differences and other changes	(3,912)	952
Total deferred tax assets	152,221	73,683
Total deferred tax liabilities	(113,474)	(82,208)
Total net deferred tax assets	38,747
Total net deferred tax assets		(8,525)
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	100,298	108,147
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(8,748)	(8,181)
Translation differences and other changes	(887)	332
Total deferred tax assets	90,663	100,298
Deferred income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	53,843	51,578
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(1,602)	2,265
Total deferred tax assets	52,241	53,843
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	2,930	2,474
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	0
Charged to equity	1	456
Total deferred tax assets	2,931	2,930
Foreign currency exchange rate differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,437	859
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(920)	578
Translation differences and other changes	(1)
Total deferred tax assets	516	1,437
Cash flow hedge reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,786	1,176
Changes in deferred tax liability (asset) [abstract]
Charged to equity	(1,786)	610
Total deferred tax assets	0	1,786
Inventory obsolescence
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	51,972	38,275
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	10,032	13,626
Translation differences and other changes	(278)	71
Total deferred tax assets	61,726	51,972
Allowances for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	5,407	4,301
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	239	1,104
Translation differences and other changes	(3)	2
Total deferred tax assets	5,643	5,407
Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	17,564	17,241
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(10)	321
Translation differences and other changes	(3)	2
Total deferred tax assets	17,551	17,564
Trademark step-up
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	0
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	83,700
Total deferred tax assets	83,700	0
Patent box
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	0
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	27,902
Total deferred tax assets	27,902	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	17,695	11,147
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(8,298)	5,858
Translation differences and other changes	(3,370)	690
Total deferred tax assets	6,027	17,695
Total deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	252,932	235,198
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	102,295	15,571
Charged to equity	(1,785)	1,066
Translation differences and other changes	(4,542)	1,097
Total deferred tax assets	348,900	252,932
Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	(8,881)	(9,303)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	764	572
Translation differences and other changes	567	(150)
Total deferred tax liabilities	(7,550)	(8,881)
Capitalization of development costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	(224,851)	(171,707)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(39,238)	(53,144)
Translation differences and other changes	2
Total deferred tax liabilities	(264,087)	(224,851)
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	(750)	(670)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(94)	(80)
Total deferred tax liabilities	(844)	(750)
Foreign currency exchange rate differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	(399)	(149)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(160)	(251)
Translation differences and other changes		1
Total deferred tax liabilities	(559)	(399)
Cash flow hedge reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	0	(1)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement		1
Charged to equity	(9,505)
Total deferred tax liabilities	(9,505)	0
Tax on undistributed earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	(13,983)	(16,371)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(1,878)	2,388
Total deferred tax liabilities	(15,861)	(13,983)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	(12,593)	(15,395)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	785	2,798
Translation differences and other changes	61	4
Total deferred tax liabilities	(11,747)	(12,593)
Total deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	(261,457)	(213,596)
Changes in deferred tax liability (asset) [abstract]
Recognized in consolidated income statement	(39,821)	(47,716)
Charged to equity	(9,505)
Translation differences and other changes	630	(145)
Total deferred tax liabilities	€ (310,153)	€ (261,457)